Stockholders' Equity (FY) (Details) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
		Oct. 26, 2022 USD ($)	Aug. 05, 2022 shares	Mar. 31, 2023 shares	Dec. 31, 2022 USD ($) vote shares	Feb. 13, 2023 USD ($)	Jun. 16, 2022 USD ($) $ / shares	Mar. 31, 2022 shares	Dec. 31, 2021 shares		Dec. 31, 2020 shares	[1]	Dec. 31, 2019 shares	[1]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, authorized (in shares)					0				122,564,333
ELOC, right to sell common stock | $		$ 150.0				$ 35.0	$ 150.0
ELOC, right to sell common stock, period		36 months
ELOC, proceeds from share issuance, cumulative | $					$ 4.2
ELOC, floor stock price (in usd per share) | $ / shares							$ 1
Common stock, outstanding (in shares)			110,007,972	127,173,552	113,335,530 [1]				2,817,498
Common stock, exchange ratio					1
Common stock, voting rights | vote					1
Exchangeable Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, outstanding (in shares)					48,408,854
Common Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, outstanding (in shares)					64,926,678
Non-redeemable convertible preferred stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, authorized (in shares)					20,000,000
Common stock
Subsidiary, Sale of Stock [Line Items]
Issuance of stock (in shares)				13,239,654
Common stock, outstanding (in shares)				127,173,552	113,335,530			2,826,267	2,817,499	[1],[2]	2,723,904		13,540,768
ELOC
Subsidiary, Sale of Stock [Line Items]
Issuance of stock (in shares)			127,180
ELOC | Common stock
Subsidiary, Sale of Stock [Line Items]
Issuance of stock (in shares)	[1]				2,260,346
Purchase Agreement | ELOC
Subsidiary, Sale of Stock [Line Items]
Issuance of stock (in shares)					1,878,806

[1]	The shares of the Company's non-redeemable convertible preferred stock and common stock, prior to the Merger have been retrospectively restated to reflect the Conversion Ratio of 0.889657 established in the Merger.
[2]	Shares of legacy non-redeemable convertible preferred stock and legacy common stock have been retroactively restated to give effect to the Merger.